First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.3%
	California – 92.3%
$215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	$230,316
1,000,000	Bay Area Ca Toll Auth Toll Bridge Rev Var Ref, Ser A (a)	3.10%	04/01/55	1,000,000
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/33	100,812
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/34	175,887
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/36	323,686
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/40	580,100
1,080,000	Beverly Hills CA Pub Fing Auth Wtr Rev, Ser A	4.00%	06/01/40	1,106,767
1,250,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,391,205
2,220,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,240,579
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Green Bonds Clean Energy Proj, Ser C (Mandatory put 10/1/31)	5.25%	01/01/54	1,044,664
20,000	CA Cmnty Choice Fing Auth Green Bd Clean Energy Proj Rev, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	20,135
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref, Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	203,494
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	203,293
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	199,921
425,100	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	430,229
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/28	367,809
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (b)	5.00%	11/15/36	279,494
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (b)	5.00%	11/15/56	210,921
750,000	CA Pub Fin Auth Sr Living Rev Green Bond Temps 70 ENSO Vlg Proj, Ser B-2 (b)	2.38%	11/15/28	707,139
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser A (b)	5.00%	07/01/30	262,550
1,055,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (b)	4.50%	07/01/26	1,069,641
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/34	521,379
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (b)	5.00%	07/01/27	110,249
400,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (b)	5.00%	07/01/39	415,428
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (b)	4.00%	07/01/48	582,652
200,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (b)	4.00%	07/01/25	197,343
200,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (b)	5.00%	07/01/32	197,529
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (b)	5.00%	07/01/40	655,100
1,000,000	CA St	5.25%	10/01/45	1,161,145
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	237,074
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,003,791
1,000,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Social Bonds, Ser B	5.00%	11/01/38	1,073,194
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (c)	5.38%	07/01/34	252,211
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (d)	5.38%	07/01/34	250,637
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Acdmys Lincoln Proj, Ser A (b)	5.00%	10/01/39	870,602
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (b)	4.00%	07/01/26	193,465

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$950,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	$909,486
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (b)	5.50%	06/01/38	251,181
85,000	CA St Muni Fin Auth Mobile Home Park Rev Senior Caritas Affordable Hsg Inc Projs, Ser A	3.00%	08/15/32	81,049
400,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	406,180
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	612,570
245,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	3.00%	08/15/31	230,520
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	277,158
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	381,237
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.25%	11/01/34	570,289
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.25%	11/01/36	558,650
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,665,194
1,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/36	1,009,891
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	160,882
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	239,858
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	238,941
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Ctrs, Ser A	5.00%	02/01/36	496,748
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	212,234
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	262,050
1,080,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	1,085,182
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	499,536
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	119,059
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	482,425
575,000	CA St Muni Fin Auth Rev Ref Southwestern Law Sch	4.00%	11/01/41	517,198
1,250,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 10/2/23)	4.10%	07/01/41	1,246,990
700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	682,681
615,000	CA St Muni Fin Auth Sr Living Rev Temps 50 Mt San Antonio Gardens Proj, Ser B-2	2.13%	11/15/26	560,759
550,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/27	578,256
350,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	360,213
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	597,565
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	1,010,871
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 05/01/23) (b)	3.50%	08/01/23	1,500,000
1,500,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,500,589
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (b)	5.00%	07/01/36	1,575,543
5,000	CA St Prerefunded Various Purp (Pre-refunded maturity 04/01/26)	5.00%	10/01/35	5,338
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,740
310,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser C	5.00%	11/01/26	335,697
75,000	CA St Ref	4.00%	08/01/34	77,458
1,000,000	CA St Ref	5.00%	11/01/39	1,097,986

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (b)	5.00%	06/01/30	$543,784
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (b)	5.00%	06/01/40	284,213
700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/32	758,959
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (c)	5.00%	06/01/37	288,831
600,000	CA St Sch Fin Auth Chrt Sch Rev Sustainability Bonds Ref Camino Nuevo Chrt Acdmy, Ser A (b)	5.00%	06/01/43	596,239
1,000,000	CA St Stwd Cmntys Dev Auth Mfh Rev Var Adams Boulevard & Harvard Gardens Apartments Sub, Ser L-1 (Mandatory put 03/01/24)	3.50%	03/01/26	992,414
245,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	256,263
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	50,511
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA MTG INS (Pre-refunded maturity 02/15/26)	5.00%	08/15/33	53,272
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/41	460,300
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	206,523
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	286,078
1,140,000	CA St Stwd Cmntys Dev Auth Stwd Rev Stwd Cmnty Infra Prog, Ser C-1	4.00%	09/02/31	1,139,985
95,000	CA St Unrefunded Various Purp	5.00%	10/01/35	101,057
705,000	CA Stwd Cmntys Dev Auth Rev Kaiser Permanente J Remk, Ser 2004 (Mandatory put 11/01/29)	5.00%	04/01/36	805,789
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/30	257,868
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	309,391
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/32	255,958
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	104,680
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	183,244
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W A Remk, Ser 2007 (Mandatory put 03/01/27)	5.00%	03/01/37	403,721
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	481,651
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/35	257,364
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	226,528
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (b)	4.00%	07/01/56	1,495,880
295,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	296,495
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	154,460
920,000	E Bay CA Muni Util Dist Wtr Sys Rev Green Bond, Ser A	5.00%	06/01/38	1,026,790
795,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	819,879
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	1,263,497
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	367,699
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	165,770
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	509,964
240,000	Fontana CA Spl Tax Spl Tax, The Meadows	4.00%	09/01/32	243,597
165,000	Fontana CA Unif Sch Dist Unrefunded, AGM	(e)	02/01/33	119,128

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	$153,428
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity 06/01/28)	5.00%	06/01/34	849,976
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	1,047,529
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	158,965
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/39	1,158,553
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, CABS, AMBAC	(e)	08/01/29	396,901
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	25,279
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	25,160
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	188,506
225,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/30	264,102
500,000	Long Beach CA Arpt Rev, Sec C, AMT, AGM	5.25%	06/01/47	537,945
750,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.50%	11/15/30	825,917
50,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	57,313
950,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/33	1,070,185
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	10,529
1,000,000	Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev Var Ref Wtr Sys Remk, Ser A-2 (a)	3.40%	07/01/45	1,000,000
1,000,000	Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev, Ser A	5.00%	07/01/48	1,065,889
1,500,000	Los Angeles CA Dept Wtr & Pwr Rev Ref Var Pwr Sys Subser A 3 Remk (a)	1.28%	07/01/35	1,500,000
1,000,000	Los Angeles CA Dept Wtr & Pwr Rev Var Ref Sub Remk, Ser B-6 (a)	3.38%	07/01/34	1,000,000
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	404,993
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	106,631
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	265,266
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	261,402
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	512,253
1,125,000	Modesto CA Irr Dist Fing Auth Elec Sys Rev, Ser A	5.25%	10/01/48	1,280,054
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	102,692
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	199,032
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,031,409
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	274,700
1,000,000	Northern CA Energy Auth Cmnty Spl Rev, Ser A (Mandatory put 07/01/24)	4.00%	07/01/49	1,006,814
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	100,071
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	64,024
275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	255,874
1,000,000	Oxnard CA Sch Dist Election of 2022, Ser A	5.00%	08/01/42	1,127,106
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	566,882
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	261,895
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	225,262
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	235,449
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	354,572

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	$564,381
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	490,314
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	514,619
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	193,463
750,000	Riverside CA Wtr Rev, Ser A	5.00%	10/01/47	838,005
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/32	198,628
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/33	171,313
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/34	171,622
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/35	150,273
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/33	227,642
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (b)	5.00%	09/01/32	209,793
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	548,789
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/37	1,051,739
1,000,000	San Diego CA Pub Fac Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	1,116,633
1,075,000	San Diego CA Pub Fac Fing Auth Wtr Rev, Ser A	5.00%	08/01/41	1,141,417
600,000	San Diego CA Pub Facs Fing Auth Lease Rev Capital Impt Projects, Ser A	5.00%	10/15/40	685,927
1,500,000	San Diego CA Unif Sch Dist Green Bond, Ser F2	5.00%	07/01/42	1,687,330
510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	542,773
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	142,455
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	1,112,532
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	86,552
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020A, AMT	5.00%	05/01/37	150,404
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	2,224,032
500,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs & Svcs, Ser A (b)	4.00%	09/01/46	427,448
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	106,446
935,000	San Francisco City & Cnty CA, Ser B	2.00%	06/15/29	891,056
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(e)	01/15/29	142,514
120,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Ref Sr Lien Toll Road, Ser A	4.00%	01/15/37	121,447
1,000,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Sr Lien Ref, Ser A (Pre-refunded maturity 01/15/25)	5.00%	01/15/29	1,037,980
1,145,000	San Jose CA Arpt Rev Ref, Ser A, AMT, BAM	4.00%	03/01/34	1,173,620
1,000,000	San Luis Coastal CA Unif Sch Dist Election of 2022, Ser A	5.00%	08/01/41	1,141,514
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	1,124,441
1,000,000	San Mateo Cnty CA Transprtn Auth Sales Tax Rev Var Subord, Ser B (a)	3.10%	06/01/49	1,000,000
1,500,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	1,556,400
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Green Bond, Ser A	5.00%	08/01/40	577,155
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Green Bond, Ser A	5.00%	08/01/41	575,506

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$800,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (b)	4.00%	09/01/35	$796,386
740,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	752,180
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	158,880
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	416,250
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	530,695
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	264,859
735,000	Transbay Jt Powers Auth CA Green Bond Sr Tax Alloc Bonds, Ser A	5.00%	10/01/33	805,101
850,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	885,881
2,000,000	Univ of California CA Rev Ref, Ser BN	5.00%	05/15/42	2,289,974
500,000	Univ of California CA Rgts Med Center Pooled Ref Var Ref Remk, Ser B-1 (a)	3.00%	05/15/32	500,000
1,295,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/42	1,385,434
				110,905,788
	Florida – 0.3%
105,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	105,065
245,000	Rhodine Road N CDD FL Spl Assmnt	4.00%	05/01/30	238,721
				343,786
	Guam – 0.9%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	101,959
1,000,000	Guam Intl Arpt Auth Ref Gen, Ser C, AMT (Forward refunding 10/01/23)	6.38%	10/01/43	1,011,141
				1,113,100
	Illinois – 0.1%
135,000	Chicago IL Ref, Ser C, CABS	(e)	01/01/24	131,150
	Louisiana – 0.7%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj, Ser 2008 (Mandatory put 06/01/30) (b)	6.10%	06/01/38	809,309
	Ohio – 0.5%
650,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	606,784
	Puerto Rico – 1.9%
500,000	Puerto Rico Cmwlth Hwy & Transprtn Auth Restructured Toll Restructured, Ser A	5.00%	07/01/62	482,901
1,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	917,267
560,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	536,326
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	305,797
				2,242,291
	Texas – 0.3%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	373,841

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah – 0.3%
$500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	$358,786

Total Investments – 97.3%	116,884,835
(Cost $118,045,867)
Net Other Assets and Liabilities – 2.7%	3,278,741
Net Assets – 100.0%	$120,163,576

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	12	Jun 2023	$ (1,338,563)	$(43,875)
Ultra 10-Year U.S. Treasury Notes	Short	35	Jun 2023	(4,125,375)	(125,484)
				$(5,463,938)	$(169,359)

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $19,964,442 or 16.6% of net assets.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(e)	Zero coupon bond.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CA MTG INS	California Mortgage Insurance
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 116,884,835	$ —	$ 116,884,835	$ —

LIABILITIES TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (169,359)	$ (169,359)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of April 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$100.88	$250,962	$252,211	0.21%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	300,000	96.28	307,535	288,831	0.24
				$558,497	$541,042	0.45%

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.9%
	Florida – 1.9%
$250,000	Ridge at Apopka CDD Fl Spl Assmnt	5.38%	05/01/42	$247,542
	New York – 90.5%
250,000	Albany NY Sch Dist, BANS	5.00%	06/29/23	250,424
300,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/31	297,996
250,000	Build NYC Res Corp NY Rev Global Cmnty Chrt Sch Proj, Ser A	5.00%	06/15/42	244,863
100,000	Build NYC Res Corp NY Rev Social Bond E Harlem Scholars Acdmy Chrt Sch Proj (a)	5.75%	06/01/42	102,920
300,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	309,287
300,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	299,436
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	262,797
250,000	Elba Twp NY, BANS	5.00%	03/14/24	253,117
250,000	Harrison NY Wtr Dist #2 Fire Prot Dist #2	4.00%	08/01/34	266,784
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/38	265,883
250,000	Irondequoit NY, Ser B, BANS	4.00%	12/15/23	251,021
295,000	Livingston Cnty NY Ref	4.00%	05/01/33	316,003
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	341,104
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	402,537
255,000	Met Transprtn Auth NY Dedicated Tax Fund Green Bond, Ser B-1	5.00%	11/15/36	269,897
275,000	Met Transprtn Auth NY Rev Green Bond Ref, Sec C-1	4.00%	11/15/37	269,832
200,000	Nassau Cnty NY Indl Dev Agy Var Ref & Impt Cold Spring (b)	3.65%	01/01/34	200,000
305,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/29	348,823
300,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	299,573
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser EE	5.00%	06/15/41	274,965
250,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref-Sub, Ser S-1A	5.00%	07/15/35	295,285
250,000	New York City NY Transitional Fin Auth Rev Multi Modal Bonds Subord, Ser B-1	5.00%	08/01/34	278,485
250,000	New York St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.00%	07/01/39	271,045
325,000	New York St Dorm Auth Revs Non St Supported Debt Ref-Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	355,695
250,000	New York St Dorm Auth Revs Non St Supported Debt Sch Dists Rev Bond Fing Prog, Ser A, BAM	5.00%	10/01/29	287,541
285,000	New York St Dorm Auth Revs Non St Supported Debt, Ser A	5.00%	07/01/40	307,959
250,000	NY NY Fiscal 2020, Ser B-1	5.00%	10/01/32	285,944
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	322,076
290,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref Subord, Ser B	5.00%	06/15/44	315,447
250,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	241,784
210,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	207,079
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	250,307
435,000	NY St Transprtn Dev Corp Spl Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	474,937
250,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/35	287,622
250,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	213,295
250,000	Port Auth Of NY & NJ NY Ref Two Hundred Ninth Ser	5.00%	07/15/32	279,254
270,000	Rockland Cnty NY Sol Wst Mgmt Auth Green Bond, Ser A, AMT	5.00%	12/15/28	297,455

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$290,000	Southampton Vlg NY Ambulance Bldg	2.13%	03/01/29	$270,578
250,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	241,838
250,000	Triborough NY Bridge & Tunnel Auth Revs Ref, Ser B	5.00%	11/15/38	267,659
250,000	Westchester Cnty NY Green Bond, Ser B	4.00%	12/15/34	276,193
250,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	256,261
250,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	278,722
				12,089,723
	Puerto Rico – 5.5%
400,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	366,907
400,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	372,923
				739,830
	Total Investments – 97.9%			13,077,095
	(Cost $12,938,584)

Net Other Assets and Liabilities – 2.1%	279,006
Net Assets – 100.0%	$13,356,101

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	1	Jun 2023	$ (115,203)	$(3,656)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $102,920 or 0.8% of net assets.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 13,077,095	$ —	$ 13,077,095	$ —

LIABILITIES TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (3,656)	$ (3,656)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.